Scope of Consolidation - Teksid held for sale (Details) € in Millions	6 Months Ended
Jun. 30, 2020 EUR (€)
Subsidiaries [Domain]
Assets And Liabilities Classified As Held For Sale [Line Items]
Consideration paid (received)	€ 47.5
Teksid Cast Iron Components [Domain]
Assets And Liabilities Classified As Held For Sale [Line Items]
Consideration paid (received)	210.0
Assets and liabilities classified as held for sale [member] | Teksid Cast Iron Components [Domain]
Assets And Liabilities Classified As Held For Sale [Line Items]
Assets	299.0
Liabilities	€ 174.0